Basis of Presentation and Significant Accounting Policies - Intangible Assets Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2013
Returns membership list [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Minimum [Member] | Franchise agreements, management contracts and other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Minimum [Member] | Favorable leasehold interests-hotels, restaurants, offices [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	2 years
Maximum [Member] | Franchise agreements, management contracts and other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	20 years
Maximum [Member] | Favorable leasehold interests-hotels, restaurants, offices [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	49 years